CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating costs paid to a related party	¥ 9,041	$ 1,311	¥ 13,608	¥ 14,861
Interest expense to related parties	62,192	$ 9,017	63,561	46,460
Rental of warehouse as a lessee
Supply chain management including rental of warehouse as a lessee	¥ 0		¥ 0	¥ 18,011